VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
VARIABLE INTEREST ENTITIES
TOTAL ASSETS	$ 5,467,207	$ 4,892,658
Short-term borrowings	933,120	1,027,927
Long-term borrowings	1,019,739
TOTAL LIABILITIES	4,042,149	3,619,813
Variable Interest Entity
VARIABLE INTEREST ENTITIES
Project assets	197,366	185,448
Other assets	26,102	21,836
TOTAL ASSETS	223,468	207,284
Short-term borrowings	139,708	9,160
Long-term borrowings		113,973
Other liabilities	66,569	59,476
TOTAL LIABILITIES	$ 206,277	$ 182,609